17. Subsequent Events (Details)	12 Months Ended
Jul. 31, 2019 CAD ($) shares
Event #1
Subsequent Event, Description	Company issued 9,165,000 common shares
Stock Issued During Period, Shares, New Issues | shares	9,165,000
Sale of Stock, Description of Transaction	pursuant to warrant exercises
Stock Issued | $	$ 458,250
Event #2
Subsequent Event, Description	Company entered into a definitive Membership Interest Purchase Agreement [1]

[1]	See Note 6.